Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2017
Taxes on Income [abstract]
Schedule of reconciliation between the "theoretical" tax expense
	Year ended December 31,
	2017	2016	2015
	U.S. dollars in thousands

Loss before taxes on income, as reported in the statements of comprehensive loss	(779)	(2,545)	(4,311)

Theoretical tax saving on this loss	(187)	(636)	(1,142)
Expenses (income) not deductible for tax purposes	(95)	32	40
Increase in taxes resulting mainly from taxable losses in the reported year for which no deferred taxes were recognized	282	604	1,102

Tax benefit	-	-	-